Other Non-Current Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Intangible assets	¥ 23,325	[1]	¥ 24,292	[1]
Deferred tax assets	8,352		15,526
Other	2,509		2,848
Other non-current assets	¥ 34,186		¥ 42,666

[1]	"Intangible assets" information is described in Note 4 "Goodwill and other intangible assets"